Property, Plant & Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2025
Property, plant and equipment [abstract]
Summary of Property, Plant & Equipment, Net

	Lab Equipment	Computer Equipment	Capitalized Software	Furniture & Fixtures	Total
Cost
Balance as of March 31, 2023	$—	$4,828	$—	$6,276	$11,104
Additions	890,867	11,859	49,771	—	952,497
Disposals	—	(4,828)	—	(6,276)	(11,104)
Effects of currency translation	—	—	—	—	—
Balance as of March 31, 2024	$890,867	$11,859	$49,771	$—	$952,497
Additions	594,401	9,489	—	—	603,890
Disposals	—	—	—	—	—
Effects of currency translation	(11,607)	(148)	(206)	—	(11,961)
Balance as of March 31, 2025	$1,473,661	$21,200	$49,565	$—	$1,544,426

Accumulated Depreciation
Balance as of March 31, 2023	$—	$4,828	$—	$6,276	$11,104
Depreciation	52,671	2,199	—	—	54,870
Disposals	—	(4,828)	—	(6,276)	(11,104)
Effects of currency translation	—	—	—	—	—
Balance as of March 31, 2024	$52,671	$2,199	$—	$—	$54,870
Depreciation	251,533	5,155	9,913	—	266,601
Disposals	—	—	—	—	—
Effects of currency translation	(3,570)	(71)	—	—	(3,641)
Balance as of March 31, 2025	$300,634	$7,283	$9,913	$—	$317,830

Net book value at March 31, 2024	838,196	9,660	49,771	—	897,627
Net book value at March 31, 2025	1,173,027	13,917	39,652	—	1,226,596